Nature of business and organization - Organization and business overview (Details) - USD ($)		6 Months Ended
	Dec. 07, 2023	Dec. 31, 2025	Dec. 31, 2024
Nature of business and organization
Mining revenue		$ 0	$ 0
Sonic Auspice DC LLC
Nature of business and organization
Equity interest (in percent)		55.00%
Sonic Auspice DC LLC
Nature of business and organization
Ownership interest to be acquired (as a percent)	55.00%
Total consideration	$ 750